Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Summary of Effects of Temporary Differences that Give Rise to Significant Portions of the Deferred Tax Assets

The effects of temporary differences that give rise to significant portions of the deferred tax assets as of December 31, 2015 and 2014 are as follows:

	Year Ended December 31, 2015	Year Ended December 31, 2014

Deferred tax assets:
Net operating loss carryforwards	$8,359,000	$10,433,000
Stock-based compensation	1,897,000	1,871,000
License agreements	268,000	—
Research and development	117,000	—
Technology licensing fee	185,000	167,000

Total deferred tax assets	10,826,000	12,471,000
Valuation allowance	(10,826,000)	(12,471,000)

Deferred tax assets, net of valuation allowance	$—	$—

Summary of Expected Tax Expense (Benefit) Based on the U.S. Federal Statutory Rate is Reconciled with the Actual Tax Provision (Benefit)

For the years ended December 31, 2015 and 2014, the expected tax expense (benefit) based on the U. S. federal statutory rate is reconciled with the actual tax provision (benefit) as follows:

	Year Ended December 31, 2015	Year Ended December 31, 2014
U. S. federal statutory rate	$(11,582,000)	$(10,449,000)
State taxes, net of federal benefit	$(199,000)	—

Permanent differences
- Non-cash loss on extinguishment of debt	—	9,122,000
- Change in fair value of derivative liabilities	9,477,000	—
- Write off of net operating loss	3,591,000	—
-Other permanent differences	12,000	62,000
Change in valuation allowance	(1,645,000)	1,265,000
Other	346,000	—

Income tax provision (benefit)	$—	$—